DLA Piper LLP (US) 2000 University Avenue East Palo Alto, California 94303-2214 www.dlapiper.com Peter M. Astiz peter.astiz@dlapiper.com T 650.833.2036 F 650.687.1159

December 3, 2013

VIA EDGAR

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Larry Spirgel, Assistant Director
Ajay Koduri, Staff Attorney
Celeste M. Murphy, Legal Branch Chief
Joe Kempf, Staff Accountant
Robert Littlepage, Accounting Branch Chief

Re:	Coupons.com Incorporated
Confidential Draft Registration Statement on Form S-1
Submitted October 25, 2013
CIK No. 0001115128

Ladies and Gentlemen:

We are writing on behalf of Coupons.com Incorporated (the “Company”) in response to the November 21, 2013 comment letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding the Company’s draft Registration Statement on Form S-1 which was submitted to the Commission confidentially on October 25, 2013 (the “Registration Statement”).

Concurrently with this letter, the Company is also submitting confidentially to the Commission a revised Registration Statement. A marked copy of the Registration Statement, as revised, indicating changes from the Registration Statement, as originally submitted, is enclosed. This letter restates the numbered comments of the Staff, and the discussion set out below each comment is the Company’s response. Page references in this letter are to page numbers in Registration Statement, as revised.

General

1. We note numerous blank spaces throughout the prospectus. Please be advised that you should include the price, use of proceeds, dilution, capitalization, underwriting, and all other required information in an amendment to your Form S-1 prior to any distribution of preliminary prospectuses so that we may complete our review. Note that we may have additional comments once you have provided this disclosure. Therefore, please allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

Response: The Company acknowledges the Staff’s comment and confirms that it will not circulate copies of the Registration Statement or the preliminary prospectus until it includes the price, use of proceeds, dilution, capitalization, underwriting, and all other required information. The Company will provide such disclosure as soon as practicable.

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2. Please furnish a statement as to whether or not the amount of compensation to be allowed or paid to the underwriters has been cleared with FINRA. Prior to the effectiveness of this registration statement, please provide us with a copy of the letter informing you that FINRA has no objections.

Response: The Company has been advised by underwriters’ counsel that the amount of compensation to be allowed or paid to the underwriters is under review but has not yet been cleared with FINRA. Prior to the effectiveness of the Registration Statement, the Company will provide the Staff with a copy of the letter informing the Company, or a call from FINRA informing the Staff, that FINRA has no objections.

3. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company advises the Staff that no written materials have been presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), and the Company does not plan to provide, or authorize others to present, written materials to potential investors, other than the preliminary prospectus that will be a part of the Registration Statement or historical financial information found in the preliminary prospectus that will be a part of the Registration Statement. The Company further advises the Staff that, to its knowledge, no research reports concerning the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act.

4. Please provide us with copies of your artwork prior to circulating preliminary prospectuses. Since we may have comments that could result in material revisions to your artwork, we suggest that you provide us with enough time to finish commenting on your artwork prior to circulating preliminary prospectuses. See Item VIII of the March 31, 2001 quarterly update to the Division of Corporation Finance’s “Current Issues and Rulemaking Projects Outline.”

Response: The Company acknowledges the Staff’s comment and advises the Staff that the proposed artwork that it intends to use in the prospectus will be provided to the Staff prior to circulating the preliminary prospectus, that it is subject to Staff comments and may be subject to revisions.

Overview, page 1

5. Please revise here, in MD&A, and Business to provide more meaningful information about your CPGs and retailers, including the percentage of your revenue attributed to each group generally and the quality, size, tiers, other categories by type or product, significant concentrations, etc. of your CPGs and retailers.

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Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 2, 49, 50, 76 and 77 of the Registration Statement in order to provide additional information regarding the Company’s CPGs and retailers. The Company advises the Staff that the Company’s revenue is primarily generated from CPGs offering coupons through the Company’s platform. Retailers primarily act as distribution partners through the distribution and acceptance of coupons. Coupon codes are generally offered by other retailers. As a result of the foregoing, the Company does not separately track or report revenues by CPGs or retailers as a class. Similarly, the Company considers coupon codes to be another form of digital coupon, not as a separate class of product or service. Management reports to the Board revenues by digital promotions (coupons and codes combined) and media advertising (as noted below, the Company has added additional disclosure of this breakdown on pages 55 and 58 of the Registration Statement). Such reports include total transactions, as defined in the Registration Statement, without any breakdown between coupons and coupon codes. As to concentration, the Company has disclosed on page F-16 of the Registration Statement that no customer accounted for 10% or more of revenues during the years ended December 31, 2011 and 2012 or the nine months ended September 30, 2012 and 2013 and respectfully submits that there is no particular category of its CPGs and retailers that the Company tracks in which the Company would deem to have significant concentration.

6. Please revise here, in MD&A, and Business to provide more detailed information about your revenue recognition activity, including, but not limited to, conversion, or monetization rates of your coupons, coupon codes, and digital advertising clicks, separately.

Response: The Company acknowledges the Staff’s comment. In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 2, 49, 50 and 76 of the Registration Statement in order to provide additional information regarding the Company’s revenue recognition activity. The Company advises the Staff that the Company is paid a fee for each transaction in which a consumer selects a digital coupon by printing a coupon or saving a coupon to a retailer online account for automatic digital redemption or redeems a coupon code offered on the Company’s platform. These transactions are the “monetization” or “conversion” events which generate revenue. As a result, the Company tracks total transactions per period in managing its digital coupons business. For digital advertising, advertising placements are displayed with the coupons offered on the Company’s websites and those of its publishers, and the Company is paid a fee for the display of advertisements on a per impression or a per click basis. Advertising placements are generally sold as part of insertion orders for coupons as an integrated sale and not as a separate transaction. The Company respectfully advises the Staff that it does not specifically manage its business by tracking other monetization or conversion rates of coupons, coupon codes or digital advertising and does not believe disclosure of such other rates would provide meaningful disclosure to investors.

7. We note from page 1 that you deliver digital coupons through social channels and on page 6, mobile channels. Please disclose these channels.

Response: In response to the Staff’s comment, the Company has revised its disclosure in the Business

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section on page 77 of the Registration Statement. In addition, the Company respectfully advises the Staff that the Company’s mobile and social channels are discussed in the Business section on pages 84 and 85 of the Registration Statement.

8. Explain what you deliver and how when you “deliver integrated advertising through [y]our platform.”

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 2, 49 and 76 of the Registration Statement in order to provide additional information regarding how the Company generates advertising revenue through its platform.

9. We note from page 1 your use of the term “publishers.” Please clarify who constitutes a publisher in your model; and revise throughout.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 49 and 76 of the Registration Statement in order to clarify who constitutes a publisher.

10. We note from page 1 that consumers “selected” over 625 million coupons through your platform. Please clarify the consumer actions that consist of a selection and activation, as discussed on page 50. It appears a selection is when a consumer clicks-on a coupon such that the coupon becomes printable or is added to store loyalty card. Please tell us whether you have any tiered payment system within the coupon selection process, for example, whether you are paid more if the coupon is redeemed with a purchase.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 2, 3, 5, 49, 76, 79 and 81 of the Registration Statement in order to clarify that “transactions” represent printing a coupon, saving a coupon to a retailer online account (or loyalty card) for automatic digital redemption or redeeming a coupon code, in each case which generates revenue. The Company advises the Staff that a consumer “selects” or “activates” a coupon by clicking on a coupon and printing it or saving it to a retailer online account. The Company receives a fee for each such selection or activation. The Company’s fees are not tiered within the coupon selection process. The fee the Company receives is generally determined on a per activation basis. The Company does not receive additional fees for other actions within the coupon selection process, such as redemption for purchase.

11. We note from page 1 that in 2012 $467 billion in coupons were distributed with 2.9 billion coupons redeemed. Please disclose the value of the coupons redeemed.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 1 and 76 of the Registration Statement.

12. We note from page 1 consumers who made a visit to your other sites were part of your key constituencies. Please clarify these other sites.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 83 of the Registration Statement. The Company respectfully advises the Staff that, given that the significant

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majority of the consumers who visit the Company’s websites visit the Coupons.com website, it does not believe that the Company’s owned websites other than Coupons.com are material to its operations and as a result have not been specifically identified in the summary since it believes identification of the specific websites would not provide meaningful disclosure to prospective investors.

13. We note your discussion on pages 1 and 6 regarding the importance of your ability to attract, retain and grow the digital promotion spending of leading CPGs, retailers and publishers and expand your relationship with them. Please disclose your rates of attraction and retention material to your business operations.

Response: The Company has provided disclosure regarding the issue of retention and expansion of relationships by including cohort information comparing the revenues generated from the same customers in 2011 and 2013 on pages 3 and 79 of the Registration Statement. In response to the Staff’s comment, the Company has also revised its disclosure on pages 3 and 79 of the Registration Statement to provide additional data that the Company believes demonstrates its ability to attract, retain and grow the digital promotion spending of CPGs, retailers and publishers.

14. We note your disclosure in the second paragraph on page 2 that discloses revenues, net loss, and Adjusted EBITDA. Please disclose, as you have done with respect to revenues, the percentage of change over the prior periods for net loss and Adjusted EBITDA.

Response: In response to the Staff’s comment, the Company has revised the disclosures on pages 2 and 77 of the Registration Statement.

15. We note your disclosure that a substantial majority of the fees you generate from coupon codes are paid by retailers. To provide balance, include disclosure that when you deliver a digital coupon on a retailer’s website or through its loyalty reward program, or the website of a publisher, you generally pay a distribution fee to the retailer or publisher.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 2 and 76 of the Registration Statement. The Company advises the Staff that the Company does not pay a distribution fee when a coupon is offered on the website of the CPG that is offering the coupon. The Company has added additional clarifying disclosure on page 52 of the Registration Statement as well as additional disclosure on pages 2, 49 and 76 of the Registration Statement.

Industry Overview, page 2

16. We note your disclosure in the third paragraph on page 2. Please provide support for your statements that the effectiveness of promotions through traditional channels has significantly declined and that digital coupons are redeemed at higher rates and more effective.

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Response: The Company acknowledges the Staff’s comment. The Company respectively submits that it is generally accepted that newspapers have been experiencing declining readership. Given that newspapers have traditionally been the primary source of printed coupons, the Company believes it reasonable to assert that the effectiveness has declined. However, in response to the Staff’s comment, the Company has modified the prospectus by deleting “significantly” from page 2 and 77 of the Registration Statement. With respect to relative effectiveness, as disclosed on page 2 of the Registration Statement, according to a study by NCH, although digital coupons represent less than 1% of total coupons available to consumers in the United States, they represent almost 7% of total coupons actually redeemed. The Company respectively submits that this data supports the proposition that digital coupons are more effective.

Why CPGs and their Brands Choose Us, page 3

17. We note your disclosure on page 3 regarding certain cohorts. Please disclose the cohort’s spending as percentage of overall spending for the two periods discussed.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 3 and 79 of the Registration Statement.

18. We note your disclosure on page 3 that consumers selected 625 million coupons which illustrates your broad and effective reach. Please disclose the percent of total coupons selected as well.

Response: The Company acknowledges the Staff’s comment and advises the Staff that the Company focuses on the number of transactions completed and the related revenue in managing its business. For each coupon offered on the Company’s platform, CPGs authorize multiple activations. As a result, the Company’s revenue opportunity is primarily determined by the number of times specific coupons are selected, rather than the percentage of the total coupons it offers. As a result, the Company does not specifically track for purposes of managing its business the percent of total coupons selected and the Company respectfully submits that such information is not material to investors.

Our Strengths, page 4

19. We note the disclosure regarding your Attractive Business Model on page 5. Please also present net loss for the same periods.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 6 and 82 of the Registration Statement.

Growth Strategy, page 5

20.	Please explain your use of “verticals” in this section.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 6, 14, 15,

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16, 83 and 86 of the Registration Statement. The Company’s use of “verticals” was to describe the markets in which the Company currently operates or has targeted as part of its growth strategy. The Company’s current customer base includes consumer packaged goods companies and grocery, drug and mass merchandiser retailers. As disclosed on page 86 of the Registration Statement, new industry segments the Company is targeting include convenience, specialty/franchise retail, restaurants and entertainment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 48

Overview, page 48

21. We note your disclosure in the second paragraph on page 48. Please further explain the Digital FSI Network and publishing tools.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 49 of the Registration Statement.

22. We note your disclosure in the third paragraph on page 48. Please disclose a breakdown of your total revenues by digital coupon selection, coupon code usage, and advertising on your website and mobile applications.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 55 and 58 of the Registration Statement to present the breakdown of revenues by digital coupons and advertising. As discussed above, the Company considers coupon codes to be another form of digital coupon, not as a separate class of product or service. Management reports to the Board revenues by digital promotions (coupons and codes combined) and media advertising.

23. We note your disclosure in the last paragraph on page 48. Please also disclose net loss.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 50 of the Registration Statement.

Key Operating and Financial Performance Metrics, page 49

24. We note your use of Transactions as a metric. Please advise the major kinds of transactions that constitute Transactions; based on your disclosure it appears it would be coupon selection and coupon code usage. If so, please disclose the number of selections made and codes used.

Response: As noted in response to the Staff’s Comment #5, the Company has revised its disclosure on pages 1, 49 and 76 of the Registration Statement regarding coupons, coupon codes and transactions. The Company respectfully advises the Staff that coupons and coupon codes are not separate classes of products or services and management does not separately report to the Board on the number of coupons

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selected versus codes offered and used through its platform in managing its business. As noted in the Company’s response to Comment #18, the Company focuses on the number of transactions completed, which is the volume of monetization events, and related revenue, which are impacted by general consumer demand for its coupons and coupon codes.

25. Please disclose the process by which distribution fees are attributed to any particular transaction, by type, product or service, etc. We note your disclosure on page 54 that your increase in distribution fee costs was related to the increased number of transactions subject to a distribution fee completed through our platform.

Response: In response to the Staff’s Comment #15 the Company has revised its disclosure regarding distribution fees on pages 2, 49 and 76 of the Registration Statement. The Company further advises the Staff that as disclosed on page 52 of the Registration Statement, the Company generally pays a distribution fee when coupons are selected from a third-party website (one of the Company’s CPG or retailers or the other third party publisher websites) and does not pay a distribution fee for coupons selected from the Company’s owned websites or the websites of the CPG or retailer that is offering the coupon.

Results of Operations, page 52

26. We note from the third and fourth paragraphs of page 64 that you entered into a multiyear technology development and support agreement and multi-year service agreements in February, August and September 2013. In accordance with Item 303(a)(3)(ii) of Regulation S-K, please expand your discussion of results of operations to address known trends or uncertainties related to these multi-year agreements and their impact, whether favorable or unfavorable, on future net sales or revenues or income from continuing operations. Describe how these multi-year agreements will cause material changes in the relationship between costs and revenues, as appropriate.

Response: In response to the Staff’s comment, the Company has revised its disclosure on pages 52 and 53 of the Registration Statement.

Contractual Obligations and Commitments, page 63

27. With a view to improved disclosure, describe for us the nature of the marketing services to be performed under the $7.8 million unconditional purchase commitment. Explain the business reasons for entering into an extended contract for these services and why 88% of the obligation will be paid in the final fifteen years of this arrangement.

Response: In response to the Staff’s comment, the Company supplementally advises the Staff that the $7.8 million unconditional purchase commitment relates to a 20-year suite license for a professional sports team that the Company intends to use for sales and marketing purposes. The majority of the obligation will be paid in the final 15 years of the 20 year license arrangement and the Company is obligated to pay fees in each year of the license agreement. The Company has revised its disclosure on page 65 of the Registration Statement.

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Revenues, page 50

28. We note your disclosure in the third paragraph on page 50 regarding setup fees. Please advise, with a view towards revised disclosure, the nature of these fees, including “proportional” payments and what constitutes a “per activation basis.”

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 52 of the Registration Statement.

29. Please explain how the number of authorized activations per insertion order is used with respect to your revenue.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 52 of the Registration Statement.

30. Disclose the structure for fees for the creation and setup of the digital coupons.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 52 of the Registration Statement.

Comparison of the Six Months Ended June 30, 2012 and 2013, page 53

31. We note your disclosure in the last paragraph on page 53. Please disclose your revenue increase by the kinds of transactions; that is, for instance, disclose the percent that coupon selection, coupon code usage, or advertising contributed towards the 54% increase.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 55 and 58 of the Registration Statement to present the breakdown of revenues by digital coupons and advertising and the relative impact on the Company’s increase in revenues. As discussed above, the Company considers coupon codes to be another form of digital coupon, not as a separate class of product or service.

Revenues, page 53

32. We note your reference to an “increase in the number of promotions that included advertisement placements.” Please explain what “promotions,” included.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 55 of the Registration Statement.

Business, page 75

Industry Overview, page 75

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33. We note your disclosure at the top of page 75 comparing an average shopper to a digital coupon shopper in a GfK study. Please explain the differences between an average and digital coupon shopper.

Response: In response to the Staff’s comment, the Company has revised its disclosure on page 77 of the Registration Statement.

34. We note your disclosure in the first paragraph on page 75 regarding the NCH Survey. Please disclose whether 79.8% of all consumers regularly used digital coupons or any kind of CPG coupons; also further specify “regularly.”

Response: The Company supplementally advises the Staff that according to NCH, 79.8% of all consumers regularly used some kind of CPG coupons, which includes paper and digital coupons. The Company respectfully advises the Staff that “regularly” was not defined in the NCH survey.

Director Compensation, page 91

35. Please disclose the number of stock awards for this table.

Response: In response to the Staff’s comment, the Company respectfully advises that no stock awards were awarded to directors during 2012.

Financial Statements

Stock-based Compensation, page F-14

36. We note the RSUs granted to employees generally vest upon the satisfaction of a performance condition as defined by ASC 718-10-20. We also note that you have not recognized stock-based compensation expense because “the liquidity-event” (performance) “condition is not met until the occurrence of an initial public offering or change in control”. Please clarify your disclosure and explain to us your consideration of ASC 718-10-25-20, which requires the accrual of compensation cost if it is probable that the performance condition will be achieved.

Response: The Company has evaluated the probable criteria under ASC 718-10-25-20 for its restricted stock units and determined satisfaction of the liquidity-event (either an initial public offering (“IPO”) or a change in control) was not probable as of the respective period ends. The qualifying events are considered performance conditions. As the performance condition was not probable of being satisfied the recognition of stock-based compensation expense is deferred.

The Company notes the consistency of considering the effectiveness of an IPO as being the date the performance condition was met with a long-standing practice of recognizing cost for compensation arrangements that vest upon a change in control, corporate financing or other liquidity event, which practice is based on an analogy to EITF 96-5, now codified in ASC 805-20-55-50 and 51. The Company believes this analysis is consistent with generally accepted guidance and practice.

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In response to the Staff’s comments, the Company has revised its disclosure on pages 51, 69, 70, F-14 and F-24 of the Registration Statement.

* * * *

Please note that the Company requests that the Staff permit the Company’s request for acceleration orally or by facsimile in accordance with Rule 461(a) of Regulation C. Pursuant to Rule 461(a), if the Company requests such acceleration orally, it will provide a letter indicating that fact and stating that the Company and the principal underwriters are aware of their obligations under the Securities Act of 1933, as amended, along with the Registration Statement or pre-effective amendment thereto at the time of filing with the Securities and Exchange Commission.

We and the Company appreciate the Staff’s attention to the review of the Registration Statement. Please do not hesitate to contact me at: (650) 833-2036 if you have any questions regarding this letter or the Registration Statement.

Very truly yours,

DLA Piper LLP (US)

/s/ Peter M. Astiz

Peter M. Astiz

Partner

Enclosures

Cc:	Steven R. Boal (Coupons.com Incorporated)
Mir Aamir (Coupons.com Incorporated)
Richard Hornstein (Coupons.com Incorporated)
Michael Torosian (DLA Piper LLP (US))
Eric Jensen (Cooley LLP)
John McKenna (Cooley LLP)